Schedule of Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax benefit computed at the statutory rate	$ 1,291,000	$ 282,000
True-up and non-deductible expenses	1,952,000	(45,000)
Change in valuation allowance	(3,243,000)	(237,000)
Provision for income taxes